James Barling became an insider on 5/1/25 - filing made on 05/19/25

Rajesh Agarwal became an insider on 9/5/25 - filing made on 10/1/25

Johnathan Louis Dorfman became an insider on 9/5/25 - filing made on 10/1/25

Robert John O'Brien became an insider on 9/5/25 - filing made on 10/1/25

Mohammed El-Khazzar became an insider on 9/5/25 - filing made on 10/1/25

Noelle Lynn Sisco became an insider on 9/5/25 - filing made on 10/1/25

Serhan Secmen became an insider on 9/5/25 - filing made on 10/1/25

Robert Raul Marks became an insider on 9/2/25 - filing made on 10/16/25